Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Kenningham(1)	Compensation Actually Paid to Kenningham(1) (2) (3) (4)	Summary Compensation Table Total for Hesterberg(1)	Compensation Actually Paid to Hesterberg(1) (2) (3) (4)	Average Summary Compensation Table Total for Non-CEO NEOs(5)	Average Compensation Actually Paid to Non-CEO NEOs(2) (3) (4) (5)	Total Shareholder Return	Peer Group Total Shareholder Return(6)	Net Income (in millions)	Adjusted Net Income from Continuing Operations (in millions)(7)
2024	$8,670,563	$16,559,548	N/A	N/A	$2,178,127	$3,602,728	$436.47	$285.86	$498.1	$530.6
2023	$7,274,300	$13,994,596	N/A	N/A	$2,053,869	$3,550,760	$313.79	$268.90	$601.6	$623.3
2022	N/A	N/A	$8,774,685	$8,501,251	$2,881,512	$2,877,697	$184.39	$189.75	$751.5	$728.7
2021	N/A	N/A	$8,577,257	$19,080,981	$2,684,236	$4,992,687	$197.96	$205.74	$552.1	$633.7
2020	N/A	N/A	$7,298,579	$12,911,445	$2,657,309	$3,543,096	$131.93	$146.68	$286.5	$333.0

Named Executive Officers, Footnote	Earl Hesterberg served as CEO until 12/31/2022. Effective 1/1/2023, Daryl Kenningham was named CEO.These numbers differ from those reported in 2023 as subsequent to that filing, an administrative error in interpretation and calculation with respect to 2021, 2022, and 2023 equity awards was discovered. The numbers in this filing represent a more accurate calculation of CAP for these individuals.
(5)Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2024: Daniel J. McHenry, Peter C. DeLongchamps, Gillian A. Hobson, Michael D. Jones
2023: Daniel J. McHenry, Peter C. DeLongchamps, Gillian A. Hobson, Michael D. Jones
2022: Daryl A. Kenningham, Daniel J. McHenry, Peter C. DeLongchamps, Darryl Burman
2021: Daryl A. Kenningham, Daniel J. McHenry, Frank Grese Jr., Peter C. DeLongchamps
2020: Daryl A. Kenningham, Daniel J. McHenry, John Rickel, Frank Grese Jr., Peter C. DeLongchamps

Peer Group Issuers, Footnote	The peer group is comprised of Lithia Motors, AutoNation, Sonic Automotive, Penske Automotive Group and Asbury Automotive Group
Adjustment To PEO Compensation, Footnote	Deductions from, and additions to, total compensation in the 2024 Summary Compensation Table to calculate Compensation Actually Paid consist of:

	2024
	Daryl A. Kenningham	Average Non-CEO NEOs
Total Compensation from Summary Compensation	$8,670,563	$2,178,127
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(4,999,757)	$(887,443)
Year-end fair value of unvested awards granted in the current year	8,453,376	1,469,797
Year-over-year difference of year-end fair values for unvested awards granted in prior years	3,298,296	724,212
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	1,070,701	108,413
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	66,369	9,622
Total Adjustments for Equity Awards	$7,888,985	$1,424,601
Compensation Actually Paid (as calculated)	$16,559,548	$3,602,728

Non-PEO NEO Average Total Compensation Amount	$ 2,178,127	$ 2,053,869	$ 2,881,512	$ 2,684,236	$ 2,657,309
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,602,728	3,550,760	2,877,697	4,992,687	3,543,096
Adjustment to Non-PEO NEO Compensation Footnote	Deductions from, and additions to, total compensation in the 2024 Summary Compensation Table to calculate Compensation Actually Paid consist of:

	2024
	Daryl A. Kenningham	Average Non-CEO NEOs
Total Compensation from Summary Compensation	$8,670,563	$2,178,127
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(4,999,757)	$(887,443)
Year-end fair value of unvested awards granted in the current year	8,453,376	1,469,797
Year-over-year difference of year-end fair values for unvested awards granted in prior years	3,298,296	724,212
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	1,070,701	108,413
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	66,369	9,622
Total Adjustments for Equity Awards	$7,888,985	$1,424,601
Compensation Actually Paid (as calculated)	$16,559,548	$3,602,728

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR / Cumulative TSR of the Peer Group CEO AND AVG. NON-CEO CAP VS GPI AND PEER TSR

CEO CAP	Average Non-CEO NEO CAP
Group 1 Automotive TSR	Peer Group TSR

Compensation Actually Paid vs. Net Income	CAP and Company Net Income CEO AND AVG. NON-CEO CAP VS NET INCOME

CEO CAP	Average Non-CEO NEO CAP	GPI Net Income

Compensation Actually Paid vs. Company Selected Measure
CAP and Adjusted Net Income from Continuing Operations
CEO AND AVG. NON-CEO CAP VS ADJUSTED NET INCOME FROM CONTINUING OPERATIONS

CEO CAP	Average Non-CEO NEO CAP	GPI Adj. Net Income from Continuing Operations

Total Shareholder Return Vs Peer Group	CAP and Cumulative TSR / Cumulative TSR of the Peer Group CEO AND AVG. NON-CEO CAP VS GPI AND PEER TSR

CEO CAP	Average Non-CEO NEO CAP
Group 1 Automotive TSR	Peer Group TSR

Tabular List, Table
TABULAR LIST OF FINANCIAL PERFORMANCE MEASURES
In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our NEOs in 2024 to our performance were:
•Adjusted Net Income from Continuing Operations;
•Relative Total Shareholder Return; and
•Return on Invested Capital.

Total Shareholder Return Amount	$ 436.47	313.79	184.39	197.96	131.93
Peer Group Total Shareholder Return Amount	285.86	268.90	189.75	205.74	146.68
Net Income (Loss)	$ 498,100,000	$ 601,600,000	$ 751,500,000	$ 552,100,000	$ 286,500,000
Company Selected Measure Amount	530.6	623.3	728.7	633.7	333.0
Adjustment to Compensation, Amount	$ 1,424,601
Additional 402(v) Disclosure	Equity valuation assumptions for calculating Compensation Actually Paid are not materially different from grant date valuation assumptions.Please see Appendix A on page 79 for the definition and reconciliation of
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Income from Continuing Operations
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (887,443)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,469,797
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	724,212
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,413
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,622
Daryl Kenningham [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	8,670,563	$ 7,274,300
PEO Actually Paid Compensation Amount	16,559,548	$ 13,994,596
Adjustment to Compensation, Amount	$ 7,888,985
PEO Name	Daryl Kenningham	Daryl Kenningham
Daryl Kenningham [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,999,757)
Daryl Kenningham [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,453,376
Daryl Kenningham [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,298,296
Daryl Kenningham [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Daryl Kenningham [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,070,701
Daryl Kenningham [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Daryl Kenningham [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 66,369
Earl Hesterberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,774,685	$ 8,577,257	$ 7,298,579
PEO Actually Paid Compensation Amount			$ 8,501,251	$ 19,080,981	$ 12,911,445
PEO Name			Earl Hesterberg	Earl Hesterberg	Earl Hesterberg